Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Summary of the changes in the carrying amount of goodwill and franchise value

	Goodwill	Franchise Value
Balance — December 31, 2009	$794,442	$201,451
Additions	16,177	557
Foreign currency translation	(12,871)	(2,565)

Balance — December 31, 2010	797,748	199,443
Additions	107,498	29,491
Foreign currency translation	(1,525)	(474)

Balance — December 31, 2011	$903,721	$228,460